Leases - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	$ 1,008	¥ 6,839	¥ 9,873
Operating lease liabilities, current	158	1,070	1,247
Operating lease liabilities, non-current	$ 210	¥ 1,422	¥ 2,362
Weighted average remaining lease terms	2 years 8 months 15 days	2 years 8 months 15 days	2 years 4 months 13 days
Weighted average discount rate	4.60%	4.60%	4.62%